MD&A - Risk management and control - Credit Risk (Detail 2) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment Past Due [Line Items]
Total	[1],[2]	SFr 319,568	SFr 306,325
Mortgage loans IFRS carrying value		153,729	153,006
Total past due but not impaired
Financing Receivable Recorded Investment Past Due [Line Items]
Total		1,059	887
1-10 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		126	54
11-30 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		108	113
31-60 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		126	68
61-90 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		192	10
>90 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		507	641
>90 days | of which: mortgage loans
Financing Receivable Recorded Investment Past Due [Line Items]
Total	[3]	336	542
UBS AG
Financing Receivable Recorded Investment Past Due [Line Items]
Total	[1],[2]	321,718	307,004
Mortgage loans IFRS carrying value		153,729	153,006
UBS AG | Total past due but not impaired
Financing Receivable Recorded Investment Past Due [Line Items]
Total		1,059	887
UBS AG | 1-10 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		126	54
UBS AG | 11-30 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		108	113
UBS AG | 31-60 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		126	68
UBS AG | 61-90 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		192	10
UBS AG | >90 days
Financing Receivable Recorded Investment Past Due [Line Items]
Total		507	641
UBS AG | >90 days | of which: mortgage loans
Financing Receivable Recorded Investment Past Due [Line Items]
Total	[3]	SFr 336	SFr 542

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[3]	Total mortgage loans IFRS carrying value was CHF 153,729 million (31 December 2016: CHF 153,006 million).